Intangible Assets, Net - Schedule of Estimated Aggregate Amortization Expense (Details)	Dec. 31, 2018 CNY (¥)
Goodwill And Intangible Assets Disclosure [Abstract]
2019	¥ 4,955,438
2020	4,931,299
2021	4,858,956
2022	4,359,441
2023	4,084,318
Thereafter	¥ 4,023,937